Inventories (Details) - USD ($) $ in Thousands	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Inventory, Net [Abstract]
Raw materials	$ 74,121	$ 59,415	$ 52,121
Work-in-process	41,331	35,539	34,025
Finished goods	22,440	26,613	15,988
Operating and other supplies	106,828	111,996	129,738
Inventories	$ 244,720	$ 233,563	$ 231,872